Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 31,800
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Warrant liability
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liability
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liability	$ 31,800